Collaborative Research, Development, and License Agreements - Schedule of Capitalized License Fees (Details) - Licensing Agreements Member - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
License fees	$ 114	$ 218
Less accumulated amortization	(101)	(124)
License fees, net	$ 13	$ 94